OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Deferred and prepaid charter revenue	$ 4,326	$ 5,549
Capital Lease Obligations, Current	3,649	0
Employee taxes	151	152
Other items	756	11,336
Other current liabilities	8,882	17,037
Current liabilities relating to newbuilding contracts	$ 0	$ 10,900